Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Financial Position
Notes and accounts receivable - trade, allowances	$ 309	$ 297
Short-term financing receivables, allowances	244	261
Other accounts receivable, allowances	38	36
Long-term financing receivables, allowances	$ 48	$ 74
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,233,427,058	2,229,428,813
Treasury stock, Shares (in shares)	1,340,947,648	1,307,249,588